Finance income and expense	12 Months Ended
Dec. 31, 2022
Finance income and expense

6	Finance income and expense

	2022 £’000	2021 £’000	2020 £’000
Finance income
Interest received on bank deposits	29	–	1
Gain on equity settled derivative financial liability	468	936	–
Total finance income	497	936	1

	2022 £’000	2021 £’000	2020 £’000
Finance expense
Interest expense on lease liabilities	43	36	20
Other loans	10	8	14
Loss on equity settled derivative financial liability	–	–	397
Total finance expense	53	44	431

The gain/(loss) on the equity settled derivative financial liability in 2022, 2021 and 2020 arose as a result of the movement in share price (note 19).